UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

Ellen E. Terry, 33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 263-6400

Date of fiscal year end:	12/31

Date of reporting period:	1/1/12 - 3/31/12

Item 1 - Schedule of Investments - March 31, 2012 (Unaudited) (Dollar Amounts in Thousands)

		Moody’s
Principal		Rating	Value
Amount/Units		(Unaudited)	(Note 1)

CORPORATE DEBT SECURITIES - 132.29% (d)
Aerospace and Defense - 2.20%
650	BE Aerospace Inc., Senior Notes,
	8.50%, 07/01/18	Ba2	717
475	Ducommun, Inc., Senior Notes,
	9.75%, 07/15/18	B3	503
500	Esterline Technologies, Senior Notes,
	7%, 08/01/20	Ba2	549
775	Kratos Defense and Security Solutions, Inc., Senior Notes,
	10%, 06/01/17	B3	839
625	Moog, Inc., Senior Notes,
	7.25%, 06/15/18	Ba3	666
525	Sequa Corporation, Senior Notes,
	11.75%, 12/01/15 (g)	Caa2	558
225	Sequa Corporation, Senior Notes,
	13.50%, 12/01/15 (g)	Caa2	241
200	Spirit Aerosystems, Inc., Senior Notes,
	7.50%, 10/01/17	Ba3	215
850	Transdigm, Inc., Senior Subordinated Notes,
	7.75%, 12/15/18	B3	916
			5,204
Automobile - 3.90%
350	Allison Transmission, Inc., Senior Notes,
	7.125% 05/15/19 (g)	B3	364
400	Chrysler, Senior Notes,
	8%, 06/15/19	B2	402
400	Conti Gummi Finance B.V., Senior Notes,
	8.50%, 07/15/15 (g) (EUR)	Ba3	587
425	Ford Motor Company, Senior Notes,
	7.45%, 07/16/31	Ba2	519
3,400	Ford Motor Credit Company LLC, Senior Notes,
	5%, 05/15/18	Ba1	3,519
1,000	Ford Motor Credit Company LLC, Senior Notes,
	5.75%, 02/01/21	Ba1	1,084
600	Ford Motor Credit Company LLC, Senior Notes,
	5.875%, 08/02/21	Ba1	648
375	Ford Motor Credit Company LLC, Senior Notes,
	12%, 05/15/15	Ba1	463
175	Goodyear Tire & Rubber Company, Senior Notes,
	7%, 05/15/22	B1	171
550	Goodyear Tire & Rubber Company, Senior Notes,
	8.25%, 08/15/20	B1	587
200	Goodyear Tire & Rubber Company, Senior Notes,
	8.75%, 08/15/20	B1	216
225	Pittsburgh Glass Works, LLC, Senior Notes,
	8.50%, 04/15/16 (g)	B2	224
200	Schaeffler Finance B.V., Senior Notes,
	7.75%, 02/15/17 (g)	B1	210
200	Schaeffler Finance B.V., Senior Notes,
	8.50%, 02/15/19 (g)	B1	214
			9,208
Banking - .53%
1,250	Amsouth Bank, N.A, Subordinated Notes,
	5.20%, 04/01/15	Ba3	1,256

Beverage, Food and Tobacco - 2.76%
380	Bumble Bee Acquistion Company, Senior Notes,
	9%, 12/15/17 (g)	B2	389
525	Cott Beverages, Inc., Senior Notes,
	8.125%, 09/01/18	B3	568
200	Cott Beverages, Inc., Senior Notes,
	8.375%, 11/15/17	B3	216
150	Darling International, Inc., Senior Notes,
	8.50%, 12/15/18	Ba3	168
1,150	Del Monte Foods Company, Senior Notes,
	7.625%, 02/15/19	B3	1,141
750	Land O’Lakes,
	7.45%, 03/15/28 (g)	Ba1	720
900	Michael Foods, Inc., Senior Notes,
	9.75%, 07/15/18	Caa1	981

650	Pinnacle Foods Finance LLC, Senior Notes,
	8.25%, 09/01/17	Caa1	707
150	Pinnacle Foods Finance LLC, Senior Subordinated Notes,
	10.625%, 04/01/17	Caa1	158
275	R&R Ice Cream plc, Senior Notes,
	8.375%, 11/15/17 (g)(EUR)	B2	378
225	Reddy Ice Holdings, Inc., Senior Notes,
	10.50%, 11/01/12 (c)	Caa3	162
375	TreeHouse Foods, Inc., Senior Notes,
	7.75%, 03/01/18	Ba2	407
525	U.S. Food Service, Inc., Senior Notes,
	8.50%, 06/30/19 (g)	Caa2	532
			6,527
Broadcasting and Entertainment - 12.49%
800	AMC Entertainment, Inc., Senior Notes,
	8.75%, 06/01/19	B2	838
475	Block Communications, Inc., Senior Notes,
	7.25%, 02/01/20 (g)	Ba3	483
475	Bresnan Broadband Holdings, Senior Notes,
	8%, 12/15/18 (g)	B3	494
875	Cablevision Systems Corporation, Senior Notes,
	7.75%, 04/15/18	B1	908
350	Cablevision Systems Corporation, Senior Notes,
	8%, 04/15/20	B1	369
275	Cablevision Systems Corporation, Senior Notes,
	8.625%, 09/15/17	B1	300
1,075	CCO Holdings, LLC, Senior Notes,
	6.625%, 01/31/22	B1	1,118
600	CCO Holdings, LLC, Senior Notes,
	7%, 01/15/19	B1	634
1,200	CCO Holdings, LLC, Senior Notes,
	7.25%, 10/30/17	B1	1,278
250	CCO Holdings, LLC, Senior Notes,
	7.375%, 06/01/20	B1	272
425	CCO Holdings, LLC, Senior Notes,
	7.875%, 04/30/18	B1	456
1,350	Cequel Communications Holdings I, LLC, Senior Notes,
	8.625%, 11/15/17 (g)	B3	1,450
150	Cinemark USA, Inc., Senior Notes,
	7.375%, 06/15/21	B3	161
225	Clear Channel Communications, Inc., Senior Notes,
	7.25%, 10/15/27	Ca	119
300	Clear Channel Communications, Inc., Senior Notes,
	11%, 08/01/16	Ca	223
175	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	7.625%, 03/15/20 (g)	B3	169
1,450	Clear Channel Worldwide Holdings, Inc., Senior Notes,
	7.625%, 03/15/20 (g)	B3	1,421
150	Cyfrowy Polsat Finance AB, Senior Notes,
	7.125%, 05/20/18 (g)(EUR)	Ba3	202
475	Dish DBS Corporation, Senior Notes,
	6.75%, 06/01/21	Ba2	512
150	Dish DBS Corporation, Senior Notes,
	7.125%, 02/01/16	Ba2	166
700	Dish DBS Corporation, Senior Notes,
	7.875%, 09/01/19	Ba2	814
575	GTP Acquisition Partners I, LLC, Senior Notes,
	7.628%, 06/15/41 (g)	Ba3	572
325	Lamar Media Corporation, Senior Subordinated Notes,
	5.875%, 02/01/22 (g)	B1	329
350	Lin Television Corporation, Senior Notes,
	8.375%, 04/15/18	Caa1	366
450	Lions Gate Entertainment, Inc., Senior Notes,
	10.25%, 11/01/16 (g)	B1	496
350	Netflix, Inc., Senior Notes,
	8.50%, 11/15/17	Ba2	382
825	Nexstar Broadcasting, Inc., Senior Notes,
	8.875%, 04/15/17	B3	885
125	Odeon & UCI Finco plc, Senior Notes,
	9%, 08/1/18 (g)(GBP)	B3	199
375	Polish Television Holding B.V., Senior Notes,
	11.25%, 05/15/17 (g)	(e)	505
500	Regal Cinemas Corporation, Senior Notes,
	8.625%, 07/15/19	B2	546
825	Regal Cinemas Corporation, Senior Notes,
	9.125%, 08/15/18	B3	903
925	Sinclair Television Group, Inc., Senior Notes,

	9.25%, 11/01/17 (g)	B1	1,029
2,425	Sirius Satellite Radio, Inc., Senior Notes,
	8.75%, 04/01/15 (g)	B2	2,740
250	Sirius XM Radio, Inc., Senior Notes,
	9.75%, 09/01/15 (g)	Ba2	270
550	Unitymedia Hessen GmbH&Co., Senior Notes,
	8.125%, 12/01/17 (g)	B1	591
375	Univision Communications, Inc., Senior Notes,
	6.875%, 05/15/19 (g)	B2	378
1,100	Univision Communications, Inc., Senior Notes,
	7.875%, 11/01/20 (g)	B2	1,155
1,750	Univision Communications, Inc., Senior Notes,
	8.50%, 05/15/21 (g)	Caa2	1,732
525	UPC Holding BV, Senior Notes,
	9.875%, 04/15/18 (g)	B2	580
475	UPCB Finance Limited, Senior Notes,
	6.875%, 01/15/22 (g)	Ba3	487
550	UPCB Finance Limited, Senior Notes,
	7.25%, 11/15/21 (g)	Ba3	583
450	UPCB Finance Limited, Senior Notes,
	7.625%, 01/15/20 (g)(EUR)	Ba3	635
575	Videotron Ltee., Senior Notes,
	5%, 07/15/22 (g)	Ba1	569
75	Videotron Ltee., Senior Notes,
	9.125%, 04/15/18	Ba1	83
150	WMG Acquisition Corporation, Senior Notes,
	9.50%, 06/15/16 (g)	Ba2	164
350	XM Satellite Radio, Inc., Senior Notes,
	7.625%, 11/01/18 (g)	B2	376
500	XM Satellite Radio, Inc., Senior Notes,
	13%, 08/01/14 (g)	B2	565
			29,507
Building and Real Estate - 6.43%
575	Associated Materials, Inc., Senior Notes,
	9.125%, 11/01/17	B3	559
275	Aviv Healthcare Properties Ltd. Partnership, Senior Notes,
	7.75%, 02/15/19	B1	282
500	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	6.625%, 10/15/20	Ba1	530
325	CB Richard Ellis Services, Inc., Senior Subordinated Notes,
	11.625%, 06/15/17	Ba2	368
1,022	Cemex Espana, Senior Notes,
	9.875%, 04/30/19 (g)	(e)	1,018
780	Cemex Finance LLC, Senior Notes,
	9.50%, 12/14/16 (g)	(e)	778
650	Dycom Investments Inc., Senior Subordinated Notes,
	7.125%, 01/15/21	Ba3	665
300	Host Hotels and Resorts, L.P., Senior Notes,
	5.875%, 06/15/19	Ba1	316
400	Host Marriott, L.P., Senior Notes,
	6%, 10/01/21 (g)	Ba1	427
600	KB Home, Senior Notes,
	8%, 03/15/20	B2	585
475	Masco Corporation, Senior Notes,
	5.85%, 03/15/17	Ba2	476
325	Masco Corporation, Senior Notes,
	6.125%, 10/03/16	Ba2	343
750	Mercer International, Inc., Senior Notes,
	9.50%, 12/01/17	B3	774
225	Meritage Homes Corporation, Senior Notes,
	7%, 04/01/22 (g)	B1	225
250	MPT Operating Partnership, L.P., Senior Notes,
	6.375%, 02/15/22	(e)	254
525	MPT Operating Partnership, L.P., Senior Notes,
	6.875%, 05/01/21	Ba1	550
900	Nortek, Inc., Senior Notes,
	8.50%, 04/15/21	Caa1	882
650	Nortek, Inc., Senior Notes,
	10%, 12/01/18	Caa1	683
575	Potlach Corporation, Senior Notes,
	7.50%, 11/01/19	Ba1	610
725	Reliance Intermediate Holdings, L.P., Senior Notes,
	9.50%, 12/15/19 (g)	Ba2	803
725	Shea Homes Limited Partnership, Senior Notes,
	8.625%, 05/15/19 (g)	B2	749
200	Standard Pacific Corporation, Senior Notes,
	8.375%, 05/15/18	B3	212

400	Standard Pacific Corporation, Senior Notes,
	10.75%, 09/15/16	B3	456
550	Summit Materials LLC, Senior Notes,
	10.50%, 01/31/20 (g)	B3	573
625	Taylor Morrison Communities, Inc., Senior Notes,
	7.75%, 04/15/20 (g)	B2	627
525	Texas Industries, Senior Notes,
	9.25%, 08/15/20	Caa2	504
125	USG Corporation, Senior Notes,
	8.375%, 10/15/18 (g)	B2	130
725	USG Corporation, Senior Notes,
	9.75%, 08/01/14 (g)	B2	812
			15,191
Cargo Transport - 1.46%
480	DP World Ltd., Senior Notes,
	6.85%, 07/02/37(g)	Baa3	463
1,520	DP World Sukuk Limited, Senior Notes,
	6.25%, 07/02/17 (g)	Baa3	1,601
7	Florida East Coast Holdings, Senior Notes,
	10.50%, 08/01/17 (h)	Caa3	6
300	Florida East Coast Railway Corporation, Senior Notes,
	8.125%, 02/01/17	B3	306
250	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	6.125%, 06/15/21	Ba2	269
200	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	6.625%, 12/15/20	Ba2	216
525	Kansas City Southern de Mexico, S.A. de C.V., Senior Notes,
	8%, 02/01/18	Ba2	588
			3,449
Chemicals, Plastics and Rubber - 3.64%
225	Compass Minerals International, Inc., Senior Notes,
	8%, 06/01/19	Ba2	243
500	Hexion Specialty Chemicals, Inc., Senior Notes,
	6.625%, 04/15/20 (g)	Ba3	509
1,150	Hexion Specialty Chemicals, Inc., Senior Notes,
	8.875%, 02/01/18	B3	1,190
275	Hexion Specialty Chemicals, Inc., Senior Notes,
	9%, 11/15/20	(e)	257
175	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/20	B2	195
1,250	Huntsman International LLC, Senior Subordinated Notes,
	8.625%, 03/15/21	B2	1,406
575	Ineos Finance PLC, Senior Notes,
	8.375%, 02/15/19 (g)	Ba3	608
325	Ineos Finance PLC, Senior Notes,
	8.50%, 02/15/16 (g)	Caa1	307
200	Ineos Finance PLC, Senior Notes,
	9%, 05/15/15 (g)	Ba3	212
450	Kerling plc, Senior Notes,
	10.625%, 02/01/17 (g)(EUR)	B3	590
375	Koppers Holdings Inc., Senior Notes,
	7.875%, 12/01/19	B1	400
475	Lyondell Chemical Company, Senior Notes,
	5%, 04/15/19 (g)	Ba2	476
600	Lyondell Chemical Company, Senior Notes,
	6%, 11/15/21 (g)	Ba2	629
300	Momentive Performance Materials, Inc., Senior Notes,
	9%, 01/15/21	Caa1	263
1,175	Momentive Performance Materials, Inc., Senior Notes,
	11.50%, 12/01/16	Caa2	975
325	PolyOne Corporation, Senior Notes,
	7.375%, 09/15/20	Ba3	345
			8,605
Containers, Packaging and Glass - 4.00%
375	AEP Industries, Inc., Senior Notes,
	8.25%, 04/15/19	B3	397
425	Ball Corporation, Senior Notes,
	7.375%, 09/01/19	Ba1	468
525	Beverage Packaging Holdings, Senior Notes,
	8%, 12/15/16	Caa1	644
250	Boise Paper Holdings LLC, Senior Notes,
	8%, 04/01/20	Ba3	276
375	Boise Paper Holdings LLC, Senior Notes,

	9%, 11/01/17	Ba3	414
425	Bway Holding Company, Senior Notes,
	10%, 06/15/18	B3	471
625	Cascades Inc., Senior Notes,
	7.75%, 12/15/17	Ba3	623
925	Cascades, Inc., Senior Notes,
	7.875%, 01/15/20	Ba3	911
250	Clearwater Paper Corporation, Senior Notes,
	7.125%, 11/01/18	Ba3	266
250	Clearwater Paper Corporation, Senior Notes,
	10.625%, 06/15/16	Ba3	281
100	Clondalkin Acquisition BV, Senior Notes,
	2.474%, 12/15/13 (g)	B1	94
150	Crown Euro Holdings, S.A., Senior Notes,
	7.125%, 08/15/18 (g) (EUR)	Ba1	212
325	Exopack Holding Corporation, Senior Notes,
	10%, 06/01/18	Caa1	341
525	Graphic Packaging International, Inc., Senior Notes,
	7.875%, 10/01/18	B2	580
600	Graphic Packaging International, Inc., Senior Notes,
	9.50%, 06/15/17	B2	665
350	Greif Inc., Senior Notes,
	7.75%, 08/01/19	Ba2	395
300	Plastipak Holdings, Inc., Senior Notes,
	10.625%, 08/15/19 (g)	B3	344
475	Reynolds Group Issuer, Inc., Senior Notes,
	7.125%, 04/15/19 (g)	Ba3	495
575	Reynolds Group Issuer, Inc., Senior Notes,
	9%, 04/15/19 (g)	Caa1	565
135	Rock-Tenn Company, Senior Notes,
	4.45%, 03/01/19 (g)	Ba1	135
90	Rock-Tenn Company, Senior Notes,
	4.90%, 03/01/22 (g)	Ba1	90
675	Weyerhaeuser Company, Senior Notes,
	8.50%, 01/15/25	Ba1	777
			9,444
Diversified/Conglomerate Manufacturing - 5.74%
400	Altra Holdings, Inc., Senior Notes,
	8.125%, 12/01/16	Ba3	431
375	Amsted Industries, Inc., Senior Notes,
	8.125%, 03/15/18 (g)	B1	399
1,075	Building Materials Corporation of America, Senior Notes,
	6.75%, 05/01/21 (g)	Ba3	1,148
650	Case New Holland, Incorporated, Senior Notes,
	7.875%, 12/01/17	Ba2	756
900	CNH Capital LLC, Senior Notes,
	6.25%, 11/01/16 (g)	Ba2	963
450	Coleman Cable, Inc., Senior Notes,
	9%, 02/15/18	B3	473
250	Columbus McKinnon Corporation, Senior Subordinated Notes,
	7.875%, 02/01/19	B1	260
2,000	Commscope, Inc., Senior Notes,
	8.25%, 01/15/19 (g)	B3	2,130
650	Euramax International, Inc., Senior Notes,
	9.50%, 04/01/16	Caa1	598
500	Fiat Industrial Finance, Senior Notes,
	6.25%, 03/09/18 (EUR)	Ba2	669
300	Manitowoc Company, Inc., Senior Notes,
	8.50%, 11/01/20	B3	331
475	Oshkosh Corporation, Senior Notes,
	8.25%, 03/01/17	B1	516
475	Oshkosh Corporation, Senior Notes,
	8.50%, 03/01/20	B1	518
200	Owens Corning, Inc., Senior Notes,
	9%, 06/15/19	Ba1	247
375	Ply Gem Industries, Inc., Senior Notes,
	8.25%, 02/15/18	Caa1	375
550	RBS Global, Inc., Senior Notes,
	8.50%, 05/01/18	Caa1	589
700	Sensata Technologies BV, Senior Notes,
	6.50%, 05/15/19 (g)	B3	728
450	SPX Corporation, Senior Notes,
	6.875%, 09/01/17	Ba2	492
200	Terex Corporation, Senior Notes,
	6.50%, 04/01/20	B1	202
50	Terex Corporation, Senior Notes,
	10.875%, 06/01/16	B2	57

900	Terex Corporation, Senior Subordinated Notes,
	8%, 11/15/17	Caa1	929
675	Vulcan Materials, Senior Notes,
	7.50%, 06/15/21	Ba2	746
			13,557
Diversified/Conglomerate Service - 7.58%
425	Aguila 3 S.A., Senior Notes,
	7.875%, 01/31/18 (g)	B2	443
575	Alliance Data Systems Company, Senior Notes,
	6.375%, 04/01/20 (g)	(e)	582
475	Anixter Inc., Senior Notes,
	10%, 03/15/14	Ba2	518
600	Aramark Holdings, Senior Notes,
	8.625%, 05/01/16 (g)	B3	612
1,000	Avis Budget Car Rental LLC, Senior Notes,
	9.625%, 03/15/18	B2	1,087
700	Capsugel Finance Company, Senior Notes,
	9.875%, 08/01/19 (g)(EUR)	Caa1	1,018
25	CDW Corporation, Senior Secured Notes,
	8%, 12/15/18	B2	27
2,300	CDW Corporation, Senior Subordinate Notes,
	12.535%, 10/12/17	Caa2	2,498
825	CDW Escrow Corporation, Senior Subordinate Notes,
	8.50%, 04/01/19	Caa1	875
1,300	First Data Corporation, Senior Notes,
	7.375%, 06/15/19 (g)	B1	1,320
1,825	First Data Corporation, Senior Notes,
	12.625%, 01/15/21	Caa1	1,839
475	FTI Consulting Inc., Senior Notes,
	6.75%, 10/01/20	Ba2	508
150	FTI Consulting Inc., Senior Notes,
	7.75%, 10/01/16	Ba2	155
400	Garda World Security Corporation, Senior Notes,
	9.75%, 03/15/17 (g)	B2	429
125	Gategroup Finance (Luxembourg) S.A., Senior Notes,
	6.75%, 03/01/19 (g)	B1	167
475	Goodman Networks, Inc., Senior Notes,
	12.125%, 07/01/18 (g)	B2	487
25	Interline Brands, Inc., Senior Notes,
	7%, 11/15/18	B2	26
975	iPayment, Inc., Senior Notes,
	10.25%, 05/15/18	B3	892
550	Jaguar Holdings, Inc., Senior Notes,
	9.50%, 12/01/19 (g)	B3	597
700	Lender Processing Services, Inc., Senior Notes,
	8.125%, 07/01/16	Ba2	731
350	Maxim Crane Works, L.P., Senior Notes,
	12.25%, 04/15/15 (g)	Caa2	332
650	Syniverse Holdings, Inc., Senior Notes,
	9.125%, 01/15/19	Caa1	712
350	UR Financing Escrow Corporation, Senior Notes,
	5.75%, 07/15/18 (g)	Ba3	358
525	West Corporation, Senior Notes,
	7.875%, 01/15/19	B3	560
1,025	West Corporation, Senior Notes,
	8.625%, 10/01/18	B3	1,129
			17,902
Electronics - 2.64%
475	Advanced Micro Devices, Inc., Senior Notes,
	7.75%, 08/01/20	Ba3	524
175	Advanced Micro Devices, Inc., Senior Notes,
	8.125%, 12/15/17	Ba3	191
250	Aspect Software, Inc., Senior Notes,
	10.625%, 05/15/17	Caa1	269
800	Epicor Software Corporation, Senior Notes,
	8.625%, 05/01/19	Caa1	816
125	Fidelity National Information Services, Inc., Senior Notes,
	7.625%, 07/15/17 (g)	Ba2	137
325	Fidelity National Information Services, Inc., Senior Notes,
	7.875%, 07/15/20	Ba2	360
125	Freescale Semiconductor, Inc., Senior Notes,
	8.05%, 02/01/20	Caa1	126
310	Freescale Semiconductor, Inc., Senior Notes,
	10.125%, 03/15/18 (g)	B1	347

1,375	iGATE Corporation, Senior Notes,
	9%, 05/01/16	B2	1,494
225	Jabil Circuit, Inc., Senior Notes,
	7.75%, 07/15/16	Ba1	255
375	JDA Software Group, Inc., Senior Notes,
	8%, 12/15/14	B1	400
325	Lawson Software, Senior Notes,
	9.375%, 04/01/19 (g)	Caa1	335
225	Lawson Software, Senior Notes,
	11.50%, 07/15/18 (g)	Caa1	249
925	MEMC Electronic Materials, Inc., Senior Notes,
	7.75%, 04/01/19	B3	731
			6,234
Finance - 14.29%
500	Aircastle Limited, Senior Notes,
	7.625%, 04/15/20 (g)	(e)	500
675	Aircastle Limited, Senior Notes,
	9.75%, 08/01/18	Ba3	753
250	Aircastle Limited, Senior Notes,
	9.75%, 08/01/18 (g)	Ba3	279
800	Air Lease Corporation, Senior Notes,
	5.625%, 04/01/17 (g)	(e)	796
475	Ally Financial, Inc., Senior Notes,
	5.50%, 02/15/17	(e)	475
500	Ally Financial, Inc., Senior Notes,
	6.25%, 12/01/17	B1	516
775	Ally Financial, Inc., Senior Notes,
	7.50%, 09/15/20	B1	837
250	Ally Financial, Inc., Senior Notes,
	8%, 03/15/20	B1	279
725	Ally Financial, Inc., Senior Notes,
	8%, 11/01/31	B1	798
1,300	CIT Group, Inc., Senior Notes,
	4.75%, 02/15/15 (g)	B1	1,310
1,925	CIT Group, Inc., Senior Notes,
	5.25%, 03/15/18	B1	1,954
2,175	CIT Group, Inc., Senior Notes,
	5.50%, 02/15/19 (g)	B1	2,207
1,650	CIT Group, Inc., Senior Notes,
	6.625%, 04/01/18 (g)	B1	1,774
1,200	Discover Financial Services, Senior Notes,
	10.25%, 07/15/19	Ba1	1,566
400	E*Trade Financial Corporation, Senior Notes,
	6.75%, 06/01/16	B2	409
475	E*Trade Financial Corporation, Senior Notes,
	7.875%%, 12/01/15	B2	484
3,373	E*Trade Financial Corporation, Senior Notes,
	12.50%, 11/30/17	(e)	3,925
350	General Motors Financial Company, Inc., Senior Notes,
	6.75%, 06/01/18	Ba3	375
775	Icahn Enterprises, L.P., Senior Notes,
	8%, 01/15/18 (g)	Ba3	806
600	Icahn Enterprises, L.P., Senior Notes,
	8%, 01/15/18	Ba3	624
425	International Lease Finance Corporation, Senior Notes,
	4.875%, 04/01/15	B1	420
350	International Lease Finance Corporation, Senior Notes,
	5.75%, 05/15/16	B1	349
675	International Lease Finance Corporation, Senior Notes,
	8.25%, 12/15/20	B1	746
525	International Lease Finance Corporation, Senior Notes,
	8.625%, 01/15/22	B1	587
1,800	International Lease Finance Corporation, Senior Notes,
	8.875%, 09/01/17	B1	2,007
55	Jefferies Group, Inc., Senior Notes,
	5.125%, 04/13/18	Baa2	53
105	Jefferies Group, Inc., Senior Notes,
	8.50%, 07/15/19	Baa2	117
400	Neuberger Berman Group LLC, Senior Notes,
	5.625%, 03/15/20 (g)	Ba1	402
425	Neuberger Berman Group LLC, Senior Notes,
	5.875%, 03/15/22 (g)	Ba1	428
1,500	Nuveen Investments, Inc., Senior Notes,
	5.50%, 09/15/15	Caa2	1,373
1,850	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15	Caa2	1,919
575	Nuveen Investments, Inc., Senior Notes,
	10.50%, 11/15/15 (g)	Caa2	596

225	Provident Funding Associates, L.P., Senior Notes,
	10.125%, 02/15/19 (g)	B2	180
575	Provident Funding Associates, L.P., Senior Notes,
	10.25%, 04/15/17 (g)	Ba3	559
1,725	SLM Corporation, Senior Medium Term Notes,
	8.45%, 06/15/18	Ba1	1,931
625	Springleaf Finance Corporation, Senior Medium Term
	Notes, 6.90%, 12/15/17	B3	486
900	Synovus Financial Corporation, Subordinate Notes,
	5.125%, 06/15/17	B3	819
125	Synovus Financial Corporation, Senior Notes,
	7.875%, 02/15/19	B2	129
			33,768
Groceries - .23%
500	Susser Holdings LLC, Senior Notes,
	8.50%, 05/15/16	B2	550

Healthcare, Education and Childcare - 8.18%
125	Accellent, Inc. Senior Notes,
	8.375%, 02/01/17	B1	125
675	Accellent, Inc Senior Subordinated Notes,
	10%, 11/01/17	Caa2	546
1,500	Biomet, Inc., Senior Notes,
	10.375%, 10/15/17	B3	1,620
575	Biomet, Inc., Senior Subordinated Notes,
	11.625%, 10/15/17	Caa1	624
800	Capella Healthcare Inc., Senior Notes,
	9.25%, 07/01/17	B3	820
800	CHS/Community Health Systems, Inc., Senior Notes,
	8%, 11/15/19 (g)	B3	826
1,100	CHS/Community Health Systems, Inc., Senior Notes,
	8%, 11/15/19 (g)	B3	1,136
348	CHS/Community Health Systems, Inc., Senior Notes,
	8.875%, 07/15/15	B3	361
175	Crown NewCo 3,Senior Notes,
	7%, 02/15/18 (g)(GBP)	B2	268
525	Davita, Inc., Senior Notes,
	6.375%, 11/01/18	B2	549
775	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.625%, 07/31/19 (g)	Ba2	796
450	Fresenius Medical Care US Finance II, Inc., Senior Notes,
	5.875%, 01/31/22 (g)	Ba2	462
375	Grifols Inc., Senior Notes,
	8.25%, 02/01/18	B3	406
1,325	HCA, Inc., Senior Notes,
	7.50%, 02/15/22	B3	1,404
550	HCA, Inc., Senior Secured Notes,
	8.50%, 04/15/19	Ba3	606
98	HCA, Inc., Senior Secured Notes,
	9.875%, 02/15/17	B2	107
1,250	Health Management Associates, Inc., Senior Notes,
	7.375%, 01/15/20 (g)	B3	1,278
825	Iasis Healthcare Capital
	8.375%, 05/15/19	Caa1	802
600	Inventive Health Inc., Senior Notes,
	10%, 08/15/18 (g)	Caa2	540
425	Inventive Health Inc., Senior Notes,
	10%, 08/15/18 (g)	Caa2	383
525	Kindred Healthcare, Inc., Senior Notes,
	8.25%, 06/01/19	B3	454
250	LifePoint Hospitals, Inc., Senior Notes,
	6.625%, 10/01/20	Ba1	265
475	MedAssets, Inc., Senior Notes,
	8%, 11/15/18	B3	499
900	Multiplan, Inc., Senior Notes,
	9.875%, 09/01/18 (g)	Caa1	974
350	Mylan Inc., Senior Notes,
	7.625%, 07/15/17 (g)	Ba3	385
525	Radiation Therapy Services, Inc., Senior Subordinated Notes,
	9.875%, 04/15/17	B3	423
925	Tenet Healthcare Corporation, Senior Notes,
	6.25%, 11/01/18 (g)	B1	957
50	Tenet Healthcare Corporation, Senior Notes,
	8.875%, 07/01/19	B1	56
175	Universal Health Services, Inc., Senior Notes,
	7%, 10/01/18	B1	187
200	Universal Hospital Services, Inc., Senior Secured

	Notes, 8.50%, 06/01/15	B3	205
500	Vanguard Health Holding Company II, LLC, Senior Notes,
	7.75%, 02/01/19	B3	496
550	Vanguard Health Holding Company II, LLC, Senior Notes,
	8%, 02/01/18	B3	561
31	Vanguard Health Systems, Inc., Senior Discount Notes,
	Zero Coupon, 02/01/16	Caa1	21
175	Warner Chilcott Company, LLC, Senior Notes,
	7.75%, 09/15/18	B3	181
			19,323
Hotels, Motels, Inns and Gaming - 2.96%
150	Ameristar Casinos, Inc., Senior Notes,
	7.50%, 04/15/21	B3	158
425	Caesars Entertainment Operating Company, Inc., Senior Notes,
	5.625%, 06/01/15	Caa3	333
750	Caesars Entertainment Operating Company, Inc., Senior Notes,
	11.25%, 06/01/17	B2	817
625	CCM Merger, Inc., Senior Notes,
	9.125%, 05/01/19 (g)	Caa2	633
500	Cirsa Funding Luxembourg S.A., Senior Notes,
	8.75%, 05/15/18(g) (EUR)	B3	644
425	Codere Finance (Luxembourg) S.A., Senior Notes,
	9.25%, 02/15/19(g) (EUR)	B2	428
300	MGM Mirage, Senior Notes,
	9%, 03/15/20	Ba2	334
375	MGM Mirage, Senior Notes,
	10.375%, 05/15/14	Ba2	427
300	Pinnacle Entertainment, Inc., Senior Subordinated Notes,
	7.75%, 04/01/22	B3	314
325	Quapaw Downstream Development Authority, Senior Notes,
	10.50%, 07/01/19 (g)	B3	332
750	Seminole Tribe of Florda, Senior Notes,
	7.75%, 10/01/17 (g)	Ba1	814
750	Seneca Gaming Corporation, Senior Notes,
	8.25%, 12/01/18 (g)	B2	765
175	Starwood Hotels and Resorts Worldwide, Inc., Senior Notes,
	7.15%, 12/01/19	Baa3	208
975	Station Casinos LLC, Senior Notes,
	3.65%, 06/18/18 (g)	Caa2	678
100	Wynn Las Vegas LLC, Senior Notes,
	7.875%, 11/01/17	(e)	109
			6,994
Insurance - 1.85%
650	Amerigroup Corporation, Senior Notes,
	7.50%, 11/15/19	Ba3	713
925	Assured Guarantee Holdings Municipal Holdings, Inc., Junior
	Subordinated Debentures, 6.40%, 12/15/66 (g)	Baa1	675
750	Hub International Limited, Senior Notes,
	9%, 12/15/14 (g)	Caa1	765
1,735	Hub International Limited, Senior Subordinated Notes,
	10.25%, 06/15/15 (g)	Caa2	1,781
425	USI Holdings Corporation, Senior Subordinated Notes,
	9.75%, 05/15/15 (g)	Caa2	427
			4,361
Leisure, Amusement and Entertainment - 1.38%
525	Cedar Fair LP, Senior Notes,
	9.125%, 08/01/18	B2	591
175	Easton Bell Sports Inc., Senior Notes,
	9.75%, 12/01/16	B2	192
450	Manchester United Finance plc, Senior Notes,
	8.375%, 02/01/17 (g)	(e)	485
225	NCL Corporation, Senior Notes,
	9.50%, 11/15/18	Caa1	243
100	NCL Corporation, Senior Notes,
	9.50%, 11/15/18 (g)	Caa1	108
700	NCL Corporation, Senior Notes,
	11.75%, 11/15/16	B2	812
775	Ticketmaster, Senior Notes,
	10.75%, 08/01/16	B3	833
			3,264

Mining, Steel, Iron and Non-Precious Metals - 8.27%
725	AK Steel Corporation, Senior Notes,
	7.625%, 05/15/20	B2	701
525	Algoma Acquisition Corporation,
	9.875%, 06/15/15 (g)	Caa2	475
800	Alpha Natural Resources, Inc., Senior Notes,
	6.25%, 06/01/21	Ba3	724
575	Alrosa Finance S.A., Senior Notes,
	7.75%, 11/03/20 (g)	Ba3	611
795	ArcelorMittal, Senior Notes,
	4.50%, 02/25/17	Baa3	797
625	Arch Coal, Inc., Senior Notes,
	7.25%, 06/15/21 (g)	B1	570
250	Arch Coal, Inc., Senior Notes,
	8.75%, 08/01/16	B1	264
975	Consol Energy, Inc., Senior Notes,
	8%, 04/01/17	B1	1,019
1,300	Consol Energy, Inc., Senior Notes,
	8.25%, 04/01/20	B1	1,349
350	FMG Resources Pty. Ltd., Senior Notes,
	6%, 04/01/17 (g)	B1	348
850	FMG Resources Pty. Ltd., Senior Notes,
	7%, 11/01/15 (g)	B1	882
1,250	FMG Resources Pty. Ltd., Senior Notes,
	8.25%, 11/01/19 (g)	B1	1,313
1,000	Foresight Energy LLC, Senior Notes,
	9.625%, 08/15/17 (g)	Caa1	1,065
700	JMC Steel Group, Inc., Senior Notes,
	8.25%, 03/15/18 (g)	B3	723
875	McJunkin Red Man Corporation, Senior Notes,
	9.50%, 12/15/16	B3	953
250	Mirabela Nickel Ltd., Senior Notes,
	8.75%, 04/15/18 (g)	B2	215
325	New World Resources N.V., Senior Notes,
	7.875%, 05/01/18 (g)	Ba3	438
425	Novelis, Inc., Senior Notes,
	8.75%, 12/15/20	B2	466
425	Patriot Coal Corporation, Senior Notes,
	8.25%, 04/30/18	B3	325
625	Peabody Energy Corporation, Senior Notes,
	6%, 11/15/18 (g)	Ba1	611
650	Peabody Energy Corporation, Senior Notes,
	6.25%, 11/15/21 (g)	Ba1	636
3,375	Ryerson Holding Corporation, Senior Secured Notes,
	16.50%, 02/01/15 (b)	Caa3	1,569
1,225	Ryerson Inc., Senior Secured Notes,
	12%, 11/01/15	Caa1	1,256
625	Severstal Columbus LLC, Senior Notes,
	10.25%, 02/15/18	B3	666
475	Steel Dynamics, Inc., Senior Notes,
	7.625%, 03/15/20	Ba2	519
50	Steel Dynamics, Inc., Senior Notes,
	7.75%, 04/15/16	Ba2	52
350	Thomson Creek Metals Company Inc., Senior Notes,
	7.375%, 06/01/18	Caa2	325
225	Tube City IMS Corporation., Senior Subordinated Notes,
	9.75%, 02/01/15	B3	230
450	United States Steel Corporation, Senior Notes,
	7.50%, 03/15/22	B1	449
			19,551
Oil and Gas - 18.36%
625	Alta Mesa Holdings, L.P., Senior Notes,
	9.625%, 10/15/18	B3	627
275	AmeriGas Finance LLC, Senior Notes,
	6.75%, 05/20/20	Ba2	278
1,125	AmeriGas Finance LLC, Senior Notes,
	7%, 05/20/22	Ba2	1,147
575	Antero Resources Corporation, Senior Notes,
	7.25%, 08/01/19 (g)	B3	591
1,425	Antero Resources Corporation, Senior Notes,
	9.375%, 12/01/17	B3	1,542
300	Atwood Oceanics, Inc., Senior Notes,
	6.50%, 02/01/20	Ba3	317
675	Berry Petroleum Company, Senior Notes,
	6.375%, 09/15/22	B2	692
300	Berry Petroleum Company, Senior Notes,
	6.75%, 11/01/20	B2	317
450	Berry Petroleum Company, Senior Notes,

	10.25%, 06/01/14	B2	516
475	Bill Barrett Corporation, Senior Notes,
	7%, 10/15/22	B1	458
1,100	Bill Barrett Corporation, Senior Notes,
	7.625%, 10/01/19	B1	1,108
450	Carrizo Oil & Gas, Inc., Senior Notes,
	8.625%, 10/15/18	B3	474
1,200	CGG Veritas, Senior Notes,
	6.50%, 06/01/21	Ba3	1,227
350	Chesapeake Energy Corp., Senior Notes,
	6.625%, 11/15/19 (g)	Ba3	350
850	Chesapeake Energy Corp., Senior Notes,
	6.625%, 08/15/20	Ba3	863
800	Clayton Williams Energy Company, Senior Notes,
	7.75%, 04/01/19	Caa1	796
300	Concho Resources, Inc., Senior Notes,
	7%, 01/15/21	B1	323
500	Concho Resources, Inc., Senior Notes,
	8.625%, 10/01/17	B1	545
1,050	Connacher Oil and Gas Limited, Senior Notes,
	8.50%, 08/01/19, (g)	Caa2	1,047
400	Continental Resources, Senior Notes,
	7.125%, 04/01/21	Ba2	443
772	Denbury Resources Inc., Senior Subordinated Notes,
	8.25%, 02/15/20	B1	863
575	Denbury Resources Inc., Senior Subordinated Notes,
	9.75%, 03/01/16	B1	630
700	Dolphin Subsidiary II, Inc., Senior Notes,
	6.50%, 10/15/16 (g)	Ba1	751
1,650	Dolphin Subsidiary II, Inc., Senior Notes,
	7.25%, 10/15/21 (g)	Ba1	1,831
75	El Paso Corporation, Senior Notes,
	6.50%, 09/15/20	Ba3	83
800	El Paso Corporation, Senior Notes,
	7.75%, 01/15/32	Ba3	912
200	El Paso Corporation, Senior Notes,
	7.80%, 08/01/31	Ba3	229
125	Encore Acquisition Company, Senior Subordinated
	Notes, 9.50%, 05/01/16	B1	137
725	Energy Transfer Equity, L.P., Senior Notes,
	7.50%, 10/15/20	Ba2	803
330	EQT Corporation, Senior Notes,
	8.125%, 06/01/19	Baa2	391
1,275	Exco Resources, Inc., Senior Notes,
	7.50%, 09/15/18	B3	1,132
1,425	Exterran Holdings, Inc., Senior Notes,
	7.25%, 12/01/18	Ba3	1,404
1,875	Ferrellgas, L.P., Senior Notes,
	6.50%, 05/01/21	B2	1,695
50	Ferrellgas, L.P., Senior Notes,
	9.125%, 10/01/17	B2	52
900	Frac Tech Services, LLC, Senior Notes,
	7.625%, 11/15/18 (g)	Ba3	941
1,375	GenOn Escrow Corporation, Senior Notes,
	9.50%, 10/15/18	B3	1,268
116	Helix Energy Solutions Group, Inc., Senior Notes,
	9.50%, 01/15/16 (g)	B3	122
700	Hercules Offshore, Inc., Senior Notes,
	7.125%, 04/01/17 (g)	B1	703
225	Hercules Offshore, Inc., Senior Notes,
	10.50%, 10/15/17 (g)	Caa1	236
525	Kinder Morgan Finance Company, Senior Notes,
	5.70%, 01/015/16	Ba1	553
525	MEG Energy Corporation, Senior Notes,
	6.50%, 03/15/21 (g)	B3	550
710	Newfield Exploration Company, Senior Subordinated Notes,
	6.875%, 02/01/20	Ba2	743
200	Niska Gas Storage US, LLC, Senior Notes,
	8.875%, 03/15/18	B2	189
475	Oasis Petroleum, Inc., Senior Notes,
	6.50%, 11/01/21	Caa1	477
250	Oasis Petroleum, Inc., Senior Notes,
	7.25%, 02/01/19	Caa1	260
850	Penn Virginia Corporation, Senior Notes,
	7.25%, 04/15/19	B3	727
500	Penn Virginia Corporation, Senior Notes,
	10.375%, 06/15/16	B3	490
325	Penn Virginia Resources Partners, L.P., Senior Notes,
	8.25%, 04/15/18	B2	330

1,500	Petroleos de Venezuela SA, Senior Notes,
	8.50%, 11/02/17 (g)	(e)	1,332
675	Petroleum Geo Services ASA, Senior Notes,
	7.375%, 12/15/18 (g)	Ba2	712
325	Plains Exploration and Production Company, Senior Notes,
	6.75%, 02/01/22	B1	341
150	Precision Drilling Corporation, Senior Notes,
	6.50%, 12/15/21 (g)	Ba1	157
650	Precision Drilling Corporation, Senior Notes,
	6.625%, 11/15/20	Ba1	682
125	Range Resources Corporaiton, Senior Subordinated Notes,
	5%, 08/15/22	Ba3	123
825	Range Resources Corporaiton, Senior Subordinated Notes,
	6.75%, 08/01/20	Ba3	893
450	Regency Energy Partners, L.P., Senior Notes,
	6.875%, 12/01/18	B1	476
375	Samson Investment Company, Senior Notes,
	9.75%, 02/15/20 (g)	B1	379
575	SESI LLC, Senior Notes,
	6.375%, 05/01/19	Ba3	604
875	SESI LLC, Senior Notes,
	7.125%, 12/15/21 (g)	Ba3	945
325	SM Energy Company, Senior Notes,
	6.50%, 11/15/21	B1	344
225	SM Energy Company, Senior Notes,
	6.625%, 02/15/19	B1	237
825	Swift Energy Company, Senior Notes,
	7.875%, 03/01/22 (g)	B3	850
650	Swift Energy Company, Senior Notes,
	8.875%, 01/15/20	B3	702
300	Targa Resources Partners L.P., Senior Notes,
	6.375%, 08/01/22 (g)	Ba3	303
825	Unit Corporation, Senior Subordinated Notes,
	6.625%, 05/15/21	B3	844
75	Whiting Petroleum Corporation, Senior Subordinated Notes,
	6.50% 10/01/18	Ba3	80
1,225	WPX Energy, Inc., Senior Notes,
	6%, 01/15/22 (g)	Ba1	1,225
			43,392
Personal, Food and Miscellaneous Services - 1.29%
400	Central Garden & Pet Company, Senior Subordinated
	Notes, 8.25%, 03/01/18	B2	412
579	CKE Restaurants, Senior Notes,
	11.375%, 07/15/18	B2	661
1,000	DineEquity, Inc., Senior Notes,
	9.50%, 10/30/18	B3	1,093
450	Fiesta Restaurant Group, Senior Notes,
	8.875%, 08/15/16 (g)	B2	474
275	ServiceMaster Company, Senior Notes,
	8%, 02/15/20 (g)	B3	292
100	Wendy’s International Holdings, LLC, Senior Notes,
	10%, 07/15/16	B3	109
			3,041
Personal Non-Durable Consumer Products - .64%
200	Acco Brands Corporation, Senior Notes,
	10.625%, 03/15/15	B1	218
250	Jarden Corporation, Senior Notes,
	8%, 05/01/16	Ba3	271
825	Ontex IV, S.A., Senior Notes,
	7.50%, 04/15/18 (g) (EUR)	B1	1,023
			1,512
Personal Transportation - 1.75%
1,175	Continental Airlines, Inc., Senior Notes,
	6.75%, 09/15/15 (g)	Ba2	1,178
185	Continental Airlines, Inc., Senior Notes,
	7.25%, 05/10/21	Baa2	207
126	Continental Airlines, Inc., Senior Notes,
	9.25%, 11/10/18	Ba2	136
516	Delta Airlines, Inc., Senior Notes,
	9.50%, 09/15/14 (g)	Ba2	550
1,600	Delta Airlines, Inc., Senior Notes,
	12.25%, 03/15/15 (g)	B2	1,732
169	Northwest Airlines
	7.575%, 09/01/20	(e)	184

150	United Airlines, Inc., Senior Notes,
	12%, 11/01/13 (g)	B3	159
			4,146
Printing and Publishing - .28%
375	MPL 2 Acquisition, Senior Notes,
	9.875%, 08/15/18 (g)	B3	327
75	Nielsen Finance LLC, Senior Notes,
	7.75%, 10/15/18	B2	82
228	Nielsen Finance LLC, Senior Notes,
	11.50%, 05/01/16	B2	263
			672
Retail Stores - 2.20%
1,125	Academy, Ltd., Senior Notes
	9.25%, 08/01/19 (g)	Caa1	1,153
475	Claire’s Escrow Corporation, Senior Notes,
	8.875%, 03/15/19	Caa3	417
259	Claire’s Stores, Inc., Senior Notes,
	9.625%, 06/01/15	Caa3	216
100	JC Penney Corporation, Senior Notes,
	7.125%, 11/15/23	Ba1	105
250	QVC, Inc., Senior Notes,
	7.50%, 10/01/19 (g)	Ba2	275
750	Radio Shack Corporation, Senior Notes
	6.75%, 05/15/19	Ba3	598
325	Rite Aid Corporation, Senior Notes,
	7.70%, 02/15/27	Ca	302
800	Rite Aid Corporation, Senior Notes,
	9.25%, 03/15/20 (g)	Caa3	808
850	Rite Aid Corporation, Senior Notes,
	9.50%, 06/15/17	Caa3	850
450	Toys ‘R’ Us Property Company II, LLC, Senior Notes,
	8.50%, 12/01/17	Ba1	469
			5,193
Telecommunications - 14.73%
1,825	Avaya, Inc., Senior Notes,
	10.125%, 11/01/15	Caa2	1,811
400	Cincinnati Bell Inc., Senior Notes,
	7%, 02/15/15	B1	404
300	Cricket Communications, Inc., Senior Notes,
	7.75%, 05/15/16	Ba2	317
1,400	Cricket Communications, Inc., Senior Notes,
	7.75%, 10/15/20	B3	1,375
475	Cricket Communications, Inc., Senior Notes,
	10%, 07/15/15	B3	501
500	Crown Castle International Corporation, Senior Notes,
	9%, 01/15/15	B1	550
700	Digicel Limited, Senior Notes,
	8.25%, 09/01/17 (g)	B1	739
450	Digicel Limited, Senior Notes,
	10.50%, 04/15/18 (g)	Caa1	495
325	Earthlink Inc., Senior Notes,
	8.875%, 05/15/19	B2	317
1,000	Equinix, Inc., Senior Notes,
	7%, 07/15/21	Ba2	1,098
625	Equinix, Inc., Senior Notes,
	8.125%, 03/01/18	Ba2	689
450	GCI, Inc., Senior Notes,
	6.75%, 06/01/21	B2	453
775	Hughes Satellite Systems, Inc., Senior Notes,
	6.50%, 06/15/19	Ba3	808
775	Hughes Satellite Systems, Inc., Senior Notes,
	7.625%, 06/15/21	B3	829
1,175	Intelsat Bermuda Ltd., Senior Notes,
	11.50%, 02/04/17 (g)	Caa3	1,210
250	Intelsat Bermuda Ltd., Senior Notes,
	11.50%, 02/04/17	Caa3	260
525	Intelsat Corporation, Senior Notes,
	7.25%, 04/01/19	B3	553
675	Intelsat Jackson Holdings Ltd., Senior Notes,
	7.25%, 10/15/20	B3	709
125	Intelsat Jackson Holdings Ltd., Senior Notes,
	8.50%, 11/01/19	B3	138
2,050	Intelsat (Luxembourg) S.A., Senior Notes,

	11.25%, 02/04/17	Caa3	2,137
100	ITC Deltacom, Inc., Senior Notes,
	10.50%, 04/01/16	B1	105
525	Level 3 Communications, Inc., Senior Notes,
	11.875%, 02/01/19	Caa2	600
650	Level 3 Financing, Inc., Senior Notes,
	8.625%, 07/15/20 (g)	B3	684
950	Level 3 Financing, Inc., Senior Notes,
	9.375%, 04/01/19	B3	1,039
625	MetroPCS Wireless, Inc., Senior Notes,
	6.625%, 11/15/20	B2	626
1,350	MetroPCS Wireless, Inc., Senior Notes,
	7.875%, 09/01/18	B2	1,417
600	Nextel Communications, Senior Notes,
	7.375%, 08/01/15	(e)	581
750	NII Capital Corporation, Senior Notes,
	7.625, 04/01/21	B2	735
375	NII Capital Corporation, Senior Notes,
	8.875%, 12/15/19	B2	394
600	Paetec Holding Corporation, Senior Notes,
	8.875%, 06/30/17	(e)	657
425	Sable International Finance Limited, Senior Notes,
	7.75%, 02/15/17 (g)	Ba2	449
200	Sable International Finance Limited, Senior Notes,
	8.75%, 02/01/20 (g)	Ba2	210
125	Satelites Mexicanos, S.A. de C.V., Senior Notes,
	9.50%, 05/15/17	B3	129
50	SBA Telecommunications, Inc., Senior Notes,
	8%, 08/15/16	B1	54
725	SBA Telecommunications, Inc., Senior Notes,
	8.25%, 08/15/19	B1	802
475	Sprint Capital Corporation, Senior Notes,
	11.50%, 11/15/21 (g)	B3	512
725	Sprint Nextel Corporation, Senior Notes,
	7%, 03/01/20 (g)	Ba3	738
1,575	Sprint Nextel Corporation, Senior Notes,
	9%, 11/15/18 (g)	Ba3	1,729
1,550	Sprint Nextel Corporation, Senior Notes,
	9.125%, 03/01/17 (g)	B3	1,542
900	Telesat Canada, Senior Subordinated Notes,
	12.50%, 11/01/17	B3	997
275	Trilogy International Partners, LLC, Senior Notes,
	10.25%, 08/15/16 (g)	Caa1	245
375	ViaSat, Inc., Senior Notes,
	6.875%, 06/15/20 (g)	B1	385
275	ViaSat, Inc., Senior Notes,
	8.875%, 09/15/16	B1	299
550	Vimpelcom Holdings, Senior Notes,
	7.504%, 03/01/22 (g)	Ba3	531
700	Vimpelcom Holdings, Senior Notes,
	7.748%, 02/02/21 (g)	Ba3	691
600	Wind Acquistion Holdings Finance S.A., Senior Notes,
	7.25%, 02/15/18 (g)	Ba3	564
1,000	Wind Acquistion Holdings Finance S.A., Senior Notes,
	11.75%, 07/15/17 (g)	B3	970
444	Wind Acquistion Holdings Finance S.A., Senior Notes,
	12.25%, 07/15/17 (g)(h)	Caa1	397
1,200	Windstream Corporation, Senior Notes,
	7.875%, 11/01/17	Ba3	1,326
			34,801
Textiles and Leather - .37%
375	Hanesbrands, Inc., Senior Notes,
	6.375%, 12/15/20	B1	384
200	Levi Strauss & Co., Senior Notes,
	7.625%, 05/15/20	B2	211
275	Levi Strauss & Co., Senior Notes,
	8.875%, 04/01/16	B2	283
			878
Utilities - 2.14%
350	AES Corporation, Senior Notes,
	7.375%, 07/01/21 (g)	Ba3	389
1,000	Calpine Corporation, Senior Notes,
	7.50%, 02/15/21 (g)	B1	1,060
375	EDP Finance B.V., Senior Notes,
	5.375%, 11/02/12 (g)	Ba1	374

150	Genon Energy, Inc., Senior Notes,
	7.875%, 06/15/17	B3	131
375	NRG Energy, Inc., Senior Notes,
	7.625%, 01/15/18	B1	376
338	PNM Resources, Inc., Senior Notes,
	9.25%, 05/15/15	Ba1	384
950	Sabine Pass LNG, L.P., Senior Notes,
	7.50%, 11/30/16	B3	1,014
1,050	Tokyo Electric Power Company, Inc., Senior Notes,
	4.50%, 03/24/14 (EUR)	Ba2	1,327
			5,055

	Total Corporate Debt Securities
	(Total cost of $302,402)		312,585
Shares
PREFERRED STOCK - 2.05% (d)
Automobile - .21%
12,100	General Motors Company,
	Convertible, 4.75%	(e)	506
Broadcasting and Entertainment - .14%
495	Spanish Broadcasting System, Inc.,
	10.75% (a)	Caa3	322
Containers, Packaging and Glass - 0.00%
1,975	Smurfit-Stone Container Corporation,
	7%, (c)(f) ESC	(e)	—
Electronics - .92%
2,675	Lucent Technologies Capital Trust I,
	Convertible, 7.75%	(e)	2,173
Finance - .78%
1,125	Ally Financial, Inc., 7% (g)	B3	937
39,575	GMAC Capital Trust	B3	915
			1,852
	Total Preferred Stock
	(Total cost of $4,626)		4,853

COMMON STOCK - .12% (d)
15,325	Ameristar Casinos, Inc,		286

	Total Common Stock
	(Total cost of $336)		286

	TOTAL INVESTMENTS
	(Total cost of $307,364)		$317,724

(a)          Denotes income is not being accrued and/or issuer is in bankruptcy proceedings.

(b)         Securities are step interest bonds. Interest on these bonds accrues based on the effective interest method which results in a constant rate of interest being recognized.

(c)          Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at March 31, 2012 was $162.

(d)         Percentages indicated are based on total net assets to common shareholders of $236,282.

(e)          Not rated.

(f)            Non-income producing.

(g)         Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See Note 1of the Note to Schedule of Investments for valuation policy. Total market value of Rule 144A securities amounted to $118,955 as of March 31, 2012.

(h)         Pay-In-Kind

(EUR) Euro

(GBP) British Pound

ESC Escrow Cusip. Represents a beneficial interest to account for possible future payments by the company. Interest rate and maturity date are those of the original security.

The New America High Income Fund, Inc.

Forward Currency Exchange Contracts - (Unaudited) (Amounts in Thousands) As of March 31, 2012 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement					Appreciation
Counterparty	Date	Receive		Deliver		(Depreciation)

State Street Bank	4/10/12	GBP	8	USD	12	$—

State Street Bank	4/10/12	GBP	4	USD	6	—

State Street Bank	4/10/12	GBP	6	USD	10	—

State Street Bank	4/10/12	GBP	4	USD	6	—

UBS AG	4/10/12	USD	452	GBP	289	(11)

State Street Bank	4/10/12	USD	8	GBP	5	—

State Street Bank	4/10/12	USD	16	GBP	10	—

State Street Bank	4/10/12	USD	9	GBP	6	—

State Street Bank	4/10/12	USD	10	GBP	6	—

Barclays	6/8/12	USD	351	EUR	265	(3)

Barclays	6/8/12	USD	10,117	EUR	7,712	(172)

State Street Bank	6/8/12	USD	147	EUR	110	—

Goldman Sachs	6/8/12	EUR	138	USD	182	3

Morgan Stanley	6/8/12	EUR	359	USD	476	3

State Street Bank	6/8/12	EUR	94	USD	123	2

Merrill Lynch	6/8/12	EUR	565	USD	753	—

Net unrealized gain (loss) on open forward currency exchange contracts						$(178)

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2012 (unaudited)

(1) Significant Accounting and Other Policies

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders’ capital through investment in a professionally managed, diversified portfolio of “high yield” fixed-income securities.

The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a Fund that is more diversified. See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

The Fund’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States for investment companies that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

(a)  Valuation of Investments—Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, for which market quotations are not readily available with a cost of $218,000 and a value of $162,000, are valued in good faith at fair market value using methods determined by the Board of Directors. Fair value measurement is further discussed in section (f) of this footnote.

(b)  Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U. S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign

1

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2012 (unaudited)

exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transaction, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(c)  Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market risk, credit risk or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

(d)  Securities Transactions and Net Investment Income—Securities transactions are recorded on trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Premiums or discounts on corporate debt securities are amortized based on the interest method for financial reporting purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method. The Fund does not amortize market premiums or discounts for tax purposes. Dividend payments received in the form of additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

(e)  Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

2

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2012 (unaudited)

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$312,423	$162	$312,585
Preferred Stock
Automobile	506	—	—	506
Broadcasting and Entertainment	—	322	—	322
Containers, Packaging and Glass	—	—	—	—
Electronics	2,173	—	—	2,173
Finance	915	937	—	1,852

3

The New America High Income Fund, Inc.

Note 1 to Schedule of Investments

March 31, 2012 (unaudited)

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Common Stock
Ameristar Casinos	$286	$—	$—	$286
Total Investments	$3,880	$313,682	$162	$317,724
Forward Currency Exchange Contracts	$—	$(178)	$—	$(178)

*  Debt Securities — All are level 2. Type of debt and industries are shown on the Schedule of Investments.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Equity Securities
Balance, December 31, 2011	$0
Net purchases (sales)	0
Change in unrealized appreciation (depreciation)	0
Realized gain (loss)	0
Transfers to Level 3 from Level 2	162
Balance, March 31, 2012	$162

Transfers between levels are recognized at the end of the reporting period. During the three months ended March 31, 2012, the Fund recognized no significant transfers to/from Level 1 or Level 2.

4

Item 2.

(a)   The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert F. Birch
Robert F. Birch
President

Date	May 14, 2012

By (Signature and Title)		/s/ Ellen E. Terry
Ellen E. Terry
Treasurer

Date	May 14, 2012